EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 46,100	$ 41,327	$ 40,698
Additions, net of disposals1	4,013	2,568
Financial assets	$ 44,558	$ 41,335
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	62.00%	62.00%
Carrying Value, joint ventures	$ 5,596	$ 5,317
Equity accounted investments	5,596	5,317
Additions, net of disposals1	195
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	24,829	21,024
Additions, net of disposals1	2,660
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	251	136
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	9,569	10,530
Additions, net of disposals1	(594)
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	946	1,010
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	4,724	5,114
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	3,076	3,209
Infrastructure | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	106	130
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	2,945	2,623
Additions, net of disposals1	517
Private Equity | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	2,158	1,789
Private Equity | Industrial operations [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	787	834
Renewable Power | Shareholders' Loan
Disclosure Of Associates And Joint Ventures [Line Items]
Financial assets		500
Renewable Power | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	1,801	1,444
Equity accounted investments	1,801	1,444
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	1,360	389
Renewable Power and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	3,161	1,833
Equity accounted investments	3,161	$ 1,833
Additions, net of disposals1	$ 1,235
Real Estate and Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	50.00%
Bottom of range | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	13.00%	16.00%
Bottom of range | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	11.00%	11.00%
Bottom of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	21.00%	21.00%
Bottom of range | Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	45.00%	45.00%
Bottom of range | Infrastructure | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	22.00%	22.00%
Bottom of range | Private Equity | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	14.00%	14.00%
Bottom of range | Private Equity | Industrial operations [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	24.00%	24.00%
Bottom of range | Renewable Power | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	3.00%	12.00%
Bottom of range | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	22.00%	14.00%
Top of range | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	31.00%	50.00%
Top of range | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Top of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	58.00%	58.00%
Top of range | Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Top of range | Infrastructure | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Top of range | Private Equity | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	70.00%	70.00%
Top of range | Private Equity | Industrial operations [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	54.00%	54.00%
Top of range | Renewable Power | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	65.00%	60.00%
Top of range | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	70.00%	77.00%
Core | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	$ 9,819	$ 8,866
Core | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	15.00%	15.00%
Core | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	56.00%	56.00%
Transitional and Development [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	$ 9,946	$ 9,684
Transitional and Development [Member] | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	22.00%	22.00%
Transitional and Development [Member] | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	68.00%	68.00%
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	$ 4,813	$ 2,338
LP Investments and Other [Member] | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	8.00%	9.00%
LP Investments and Other [Member] | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	91.00%	84.00%
Energy [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Additions, net of disposals1	$ 64	$ 226
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Additions, net of disposals1	$ 653	$ 841
Aggregated individually immaterial joint ventures [member] | Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 404	$ 346